Net Loss Per Share - ordinary shares equivalents excluded from computation of dilutive net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Option
Antidilutive Securities Excluded from Computation of Earnings Per Share
Share options and restricted shares	1,034,425	3,130,720	5,144,513